Convertible Notes Payable and Accrued Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	September 30,	December 31,
	2014	2013
	(Unaudited)
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	$150,000	$150,000
Accrued Interest	59,945	48,726
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	41,805	36,195
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	11,747	13,014
	$363,497	$347,935

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

	December 31,	December 31,
	2013	2012

Due to a director of the Company, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued Interest	48,726	33,726

Due to investors, interest at 15% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued Interest	36,195	28,695

Due to investors, interest at 10% per annum, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	100,000
Accrued Interest	13,014	8,014
	$347,935	320,435